Cash Management [Member] Average Annual Total Returns - Cash Management - Cash Management	12 Months Ended	60 Months Ended	116 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	3.64%	2.74%	1.74%
Performance Inception Date			Apr. 18, 2016